Quarterly Holdings Report
for

Fidelity® Short Duration High Income Fund

January 31, 2021

SDH-QTLY-0321
1.969440.107

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 92.0%
	Principal Amount	Value
Convertible Bonds - 0.5%
Broadcasting - 0.5%
DISH Network Corp. 2.375% 3/15/24	$510,000	$465,731
Energy - 0.0%
Mesquite Energy, Inc.:
15% 7/15/23 (a)(b)	13,062	13,062
15% 7/15/23 (a)(b)	22,600	22,600
		35,662

TOTAL CONVERTIBLE BONDS		501,393

Nonconvertible Bonds - 91.5%
Aerospace - 2.5%
Allegheny Technologies, Inc. 7.875% 8/15/23	250,000	273,484
Kaiser Aluminum Corp. 6.5% 5/1/25 (c)	735,000	784,613
Spirit Aerosystems, Inc.:
5.5% 1/15/25 (c)	100,000	104,875
7.5% 4/15/25 (c)	250,000	268,178
TransDigm, Inc.:
5.5% 11/15/27	535,000	551,719
6.25% 3/15/26 (c)	515,000	544,716
7.5% 3/15/27	25,000	26,750
		2,554,335
Air Transportation - 0.3%
Western Global Airlines LLC 10.375% 8/15/25 (c)	250,000	278,750
Automotive & Auto Parts - 1.7%
Ford Motor Co. 9% 4/22/25	250,000	304,045
Ford Motor Credit Co. LLC:
4.25% 9/20/22	600,000	619,506
4.687% 6/9/25	455,000	484,575
5.113% 5/3/29	35,000	38,522
5.125% 6/16/25	250,000	271,500
Real Hero Merger Sub 2 6.25% 2/1/29 (c)	30,000	30,777
		1,748,925
Banks & Thrifts - 1.6%
Ally Financial, Inc. 3.875% 5/21/24	970,000	1,058,130
CIT Group, Inc. 4.75% 2/16/24	500,000	547,500
		1,605,630
Broadcasting - 1.6%
Sirius XM Radio, Inc. 3.875% 8/1/22 (c)	1,265,000	1,277,903
Univision Communications, Inc. 6.625% 6/1/27 (c)	375,000	394,688
		1,672,591
Building Materials - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	245,000	257,863
Cable/Satellite TV - 8.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 4% 3/1/23 (c)	3,315,000	3,349,226
CSC Holdings LLC 5.875% 9/15/22	2,145,000	2,260,294
DISH DBS Corp.:
5.875% 7/15/22	1,260,000	1,310,400
5.875% 11/15/24	500,000	518,135
6.75% 6/1/21	430,000	436,579
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (c)	245,000	249,378
		8,124,012
Capital Goods - 0.5%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (c)	525,000	548,486
Chemicals - 2.4%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (c)	30,000	30,657
3.45% 6/1/23	805,000	844,244
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 3.9665% 6/15/22 (c)(d)(e)	520,000	511,091
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (c)	250,000	250,938
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (c)	20,000	20,400
NOVA Chemicals Corp. 5.25% 8/1/23 (c)	500,000	501,250
The Chemours Co. LLC 7% 5/15/25	300,000	310,125
		2,468,705
Consumer Products - 0.2%
Mattel, Inc.:
5.875% 12/15/27 (c)	10,000	11,027
6.75% 12/31/25 (c)	165,000	173,300
		184,327
Containers - 2.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (c)	10,000	10,313
5.25% 8/15/27 (c)	500,000	519,625
Ball Corp. 4% 11/15/23	400,000	427,500
Berry Global, Inc.:
4.875% 7/15/26 (c)	175,000	187,338
5.125% 7/15/23	200,000	204,250
Flex Acquisition Co., Inc. 7.875% 7/15/26 (c)	110,000	114,092
OI European Group BV 4% 3/15/23 (c)	950,000	973,750
Trivium Packaging Finance BV:
5.5% 8/15/26 (c)	220,000	231,952
8.5% 8/15/27 (c)	130,000	141,050
		2,809,870
Diversified Financial Services - 4.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	1,340,000	1,415,375
5.25% 5/15/27	535,000	561,761
Navient Corp. 6.125% 3/25/24	500,000	532,500
Springleaf Finance Corp.:
6.125% 3/15/24	750,000	819,600
6.875% 3/15/25	1,090,000	1,247,369
		4,576,605
Diversified Media - 0.8%
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)	858,000	858,000
Energy - 11.5%
Antero Resources Corp. 5% 3/1/25	350,000	331,625
Apache Corp. 4.625% 11/15/25	300,000	307,500
Cheniere Energy Partners LP 5.625% 10/1/26	700,000	728,245
Citgo Holding, Inc. 9.25% 8/1/24 (c)	250,000	240,000
Citgo Petroleum Corp. 6.25% 8/15/22 (c)	650,000	648,440
Comstock Resources, Inc. 7.5% 5/15/25 (c)	240,000	245,400
Continental Resources, Inc. 4.5% 4/15/23	300,000	307,902
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (c)	560,000	539,468
CVR Energy, Inc.:
5.25% 2/15/25 (c)	315,000	308,606
5.75% 2/15/28 (c)	50,000	49,078
DCP Midstream Operating LP 5.375% 7/15/25	1,400,000	1,498,000
Endeavor Energy Resources LP/EER Finance, Inc. 5.5% 1/30/26 (c)	235,000	243,225
Genesis Energy LP/Genesis Energy Finance Corp. 8% 1/15/27	145,000	137,794
MEG Energy Corp. 7% 3/31/24 (c)	250,000	253,425
Murphy Oil Corp. 5.75% 8/15/25	300,000	288,438
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	400,000	405,500
Occidental Petroleum Corp.:
2.9% 8/15/24	600,000	580,500
5.875% 9/1/25	950,000	1,001,775
6.95% 7/1/24	300,000	325,500
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (c)	200,000	192,930
Range Resources Corp. 4.875% 5/15/25	250,000	244,671
Sanchez Energy Corp. 7.25% 2/15/23 (b)(c)(f)	135,000	0
SM Energy Co. 10% 1/15/25 (c)	500,000	554,375
Southwestern Energy Co. 6.45% 1/23/25 (d)	200,000	209,625
Sunoco LP/Sunoco Finance Corp.:
5.5% 2/15/26	70,000	71,938
5.875% 3/15/28	60,000	63,600
6% 4/15/27	10,000	10,588
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 9/15/24 (c)	628,000	639,323
6% 12/31/30 (c)	130,000	130,325
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (c)(g)	150,000	148,500
4.25% 11/15/23	125,000	125,612
5.125% 2/1/25	500,000	513,550
Transocean Proteus Ltd. 6.25% 12/1/24 (c)	21,000	19,320
Western Gas Partners LP 3.95% 6/1/25	400,000	406,000
		11,770,778
Environmental - 1.1%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	1,150,000	1,158,625
Food/Beverage/Tobacco - 2.3%
Post Holdings, Inc.:
4.625% 4/15/30 (c)	40,000	41,459
5% 8/15/26 (c)	40,000	41,261
5.625% 1/15/28 (c)	125,000	132,578
5.75% 3/1/27 (c)	1,700,000	1,782,875
U.S. Foods, Inc.:
4.75% 2/15/29 (c)	135,000	135,338
6.25% 4/15/25 (c)	75,000	80,063
United Natural Foods, Inc. 6.75% 10/15/28 (c)	95,000	100,463
		2,314,037
Gaming - 8.0%
Caesars Entertainment, Inc. 6.25% 7/1/25 (c)	750,000	790,436
Golden Nugget, Inc. 6.75% 10/15/24 (c)	800,000	801,840
International Game Technology PLC 6.5% 2/15/25 (c)	250,000	275,668
MCE Finance Ltd. 5.25% 4/26/26 (c)	1,000,000	1,038,452
MGM Growth Properties Operating Partnership LP 4.625% 6/15/25 (c)	300,000	318,000
MGM Resorts International 6% 3/15/23	1,000,000	1,067,500
Scientific Games Corp. 5% 10/15/25 (c)	200,000	206,016
Station Casinos LLC 5% 10/1/25 (c)	1,100,000	1,107,106
VICI Properties, Inc.:
3.5% 2/15/25 (c)	715,000	726,619
4.625% 12/1/29 (c)	285,000	303,525
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (c)	500,000	503,750
5.5% 3/1/25 (c)	500,000	515,135
Wynn Macau Ltd. 4.875% 10/1/24 (c)	500,000	501,875
		8,155,922
Healthcare - 6.6%
Centene Corp. 5.375% 8/15/26 (c)	745,000	781,319
Community Health Systems, Inc. 6.875% 4/15/29 (c)(g)	120,000	121,350
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	330,000	340,626
Encompass Health Corp. 5.125% 3/15/23	255,000	255,638
HCA Holdings, Inc. 5.375% 2/1/25	1,000,000	1,122,740
Tenet Healthcare Corp.:
4.625% 7/15/24	210,000	213,738
5.125% 11/1/27 (c)	500,000	526,930
6.75% 6/15/23	1,165,000	1,264,025
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	65,000	64,942
Valeant Pharmaceuticals International, Inc. 9.25% 4/1/26 (c)	1,830,000	2,031,117
Vizient, Inc. 6.25% 5/15/27 (c)	20,000	21,250
		6,743,675
Homebuilders/Real Estate - 1.6%
Howard Hughes Corp.:
4.125% 2/1/29 (c)(g)	250,000	248,903
5.375% 3/15/25 (c)	190,000	195,892
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (c)	50,000	51,063
Service Properties Trust:
4.95% 2/15/27	210,000	202,650
4.95% 10/1/29	80,000	75,668
7.5% 9/15/25	500,000	562,873
Uniti Group LP / Uniti Group Finance, Inc.:
6.5% 2/15/29 (c)(g)	140,000	140,000
8.25% 10/15/23	170,000	172,312
		1,649,361
Insurance - 0.1%
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (c)	20,000	20,575
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (c)	30,000	31,725
		52,300
Leisure - 2.3%
Carnival Corp. 11.5% 4/1/23 (c)	800,000	908,000
NCL Corp. Ltd.:
5.875% 3/15/26 (c)	50,000	49,469
12.25% 5/15/24 (c)	140,000	162,998
Royal Caribbean Cruises Ltd. 9.125% 6/15/23 (c)	750,000	811,875
Silversea Cruises 7.25% 2/1/25 (c)	150,000	154,875
Viking Cruises Ltd. 13% 5/15/25 (c)	235,000	273,541
		2,360,758
Metals/Mining - 1.1%
First Quantum Minerals Ltd. 7.25% 4/1/23 (c)	535,000	545,729
Freeport-McMoRan, Inc. 3.55% 3/1/22	40,000	40,788
Howmet Aerospace, Inc.:
5.125% 10/1/24	250,000	275,028
6.875% 5/1/25	250,000	291,875
		1,153,420
Restaurants - 2.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (c)	1,000,000	1,065,610
Yum! Brands, Inc.:
3.875% 11/1/23	1,225,000	1,283,188
7.75% 4/1/25 (c)	500,000	548,805
		2,897,603
Services - 3.7%
AECOM 5.875% 10/15/24	715,000	795,438
Algeco Scotsman Global Finance PLC 8% 2/15/23 (c)	200,000	204,100
Aramark Services, Inc. 5% 4/1/25 (c)	1,300,000	1,335,360
CoreCivic, Inc. 5% 10/15/22	225,000	214,875
Laureate Education, Inc. 8.25% 5/1/25 (c)	1,075,000	1,132,109
PowerTeam Services LLC 9.033% 12/4/25 (c)	120,000	132,900
		3,814,782
Steel - 0.3%
United States Steel Corp. 12% 6/1/25 (c)	250,000	290,000
Super Retail - 2.6%
EG Global Finance PLC 6.75% 2/7/25 (c)	700,000	721,000
L Brands, Inc.:
6.625% 10/1/30 (c)	100,000	112,250
7.5% 6/15/29	115,000	128,800
Macy's Retail Holdings LLC 3.625% 6/1/24	250,000	243,125
Macy's, Inc. 8.375% 6/15/25 (c)	250,000	276,875
Netflix, Inc. 5.75% 3/1/24	1,000,000	1,136,050
		2,618,100
Technology - 1.9%
Austin BidCo, Inc. 7.125% 12/15/28 (c)	50,000	51,813
CommScope, Inc.:
5.5% 3/1/24 (c)	100,000	102,614
6% 3/1/26 (c)	100,000	105,875
Crowdstrike Holdings, Inc. 3% 2/15/29	110,000	111,306
Sensata Technologies BV:
4.875% 10/15/23 (c)	155,000	166,238
5% 10/1/25 (c)	1,300,000	1,433,250
		1,971,096
Telecommunications - 15.4%
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (c)	25,000	26,616
7.5% 10/15/26 (c)	1,030,000	1,089,503
Intelsat Jackson Holdings SA:
8% 2/15/24 (c)	955,000	978,875
9.5% 9/30/22 (c)	1,200,000	1,344,000
Level 3 Financing, Inc.:
3.75% 7/15/29 (c)	155,000	155,853
4.25% 7/1/28 (c)	1,000,000	1,024,710
Lumen Technologies, Inc. 6.75% 12/1/23	600,000	664,983
Sable International Finance Ltd. 5.75% 9/7/27 (c)	1,000,000	1,060,000
SBA Communications Corp.:
3.125% 2/1/29 (c)	195,000	194,513
4% 10/1/22	500,000	505,200
4.875% 9/1/24	500,000	513,305
SFR Group SA:
7.375% 5/1/26 (c)	1,125,000	1,179,011
8.125% 2/1/27 (c)	160,000	176,800
Sprint Corp.:
7.25% 9/15/21	500,000	516,500
7.875% 9/15/23	2,280,000	2,633,400
T-Mobile U.S.A., Inc. 2.625% 2/15/29	300,000	301,560
Telecom Italia SpA 5.303% 5/30/24 (c)	1,000,000	1,086,465
Uniti Group, Inc.:
7.125% 12/15/24 (c)	365,000	375,841
7.875% 2/15/25 (c)	1,705,000	1,830,241
		15,657,376
Transportation Ex Air/Rail - 0.1%
Navios Maritime Holdings, Inc. 11.25% 8/15/22 (c)	115,000	98,900
Utilities - 2.9%
Clearway Energy Operating LLC 5% 9/15/26	245,000	254,188
Global Partners LP/GLP Finance Corp. 7% 8/1/27	62,000	65,488
InterGen NV 7% 6/30/23 (c)	200,000	193,000
NextEra Energy Partners LP 4.25% 9/15/24 (c)	41,000	43,788
TerraForm Power Operating LLC 4.25% 1/31/23 (c)	1,350,000	1,389,886
Vistra Operations Co. LLC:
5% 7/31/27 (c)	225,000	236,858
5.625% 2/15/27 (c)	705,000	743,712
		2,926,920

TOTAL NONCONVERTIBLE BONDS		93,321,752

TOTAL CORPORATE BONDS
(Cost $92,252,149)		93,823,145
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
California Resources Corp. (h)	5,002	115,496
California Resources Corp. (a)	9	208
California Resources Corp. warrants 10/27/24 (h)	2	8
Forbes Energy Services Ltd. (h)	6,468	475
Mesquite Energy, Inc. (b)	1,922	30,757
TOTAL COMMON STOCKS
(Cost $339,480)		146,944
	Principal Amount	Value

Bank Loan Obligations - 2.6%
Cable/Satellite TV - 1.5%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (d)(e)(i)	1,500,000	1,495,320
Energy - 0.1%
Forbes Energy Services LLC Tranche B, term loan 18% 4/13/21 (b)(d)(i)	73,317	73,867
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 5/11/20 (b)(e)(f)(i)	35,876	0
term loan 3 month U.S. LIBOR + 0.000% 7.25% 5/11/20 (b)(d)(e)(f)(i)	15,000	0

TOTAL ENERGY		73,867

Food & Drug Retail - 0.0%
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 11/19/23 (b)(d)(e)(i)	64,356	65,643
Gaming - 0.6%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (d)(e)(i)	304,298	301,383
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (d)(e)(i)	292,378	286,074

TOTAL GAMING		587,457

Telecommunications - 0.4%
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (d)(e)(i)	423,471	430,090
Utilities - 0.0%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.75% 6/23/25 (d)(e)(i)	25,000	25,200
TOTAL BANK LOAN OBLIGATIONS
(Cost $2,674,308)		2,677,577
	Shares	Value

Money Market Funds - 5.9%
Fidelity Cash Central Fund 0.09% (j)
(Cost $5,979,710)	5,978,553	5,979,749
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $101,245,647)		102,627,415
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(584,196)
NET ASSETS - 100%		$102,043,219

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,870 or 0.0% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,787,217 or 54.7% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Non-income producing

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
California Resources Corp.	10/27/20	$57
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/15/21	$35,662

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,803
Total	$3,803

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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